Pre- Tax loss Jurisdictions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Pre tax Income Loss [Line Items]
Domestic	$ (54,454)	$ (41,306)	$ (47,172)
Foreign	0	0	0
Pre-tax loss	$ (54,454)	$ (41,306)	$ (47,172)